Lease Commitments	12 Months Ended
Jan. 02, 2016
Leases [Abstract]
Lease Commitments
Lease Commitments:

Initial terms for facility leases are typically 10 to 15 years, with renewal options at five year intervals, and may include rent escalation clauses. As of January 2, 2016, future minimum lease payments due under non-cancelable operating leases with lease terms extending through the year 2059 are as follows:

Fiscal Year	Amount
2016	$491,602
2017	430,596
2018	399,896
2019	362,679
2020	316,063
Thereafter	1,249,671
$3,250,507

The Company anticipates its future minimum lease payments will be partially off-set by future minimum sub-lease income. As of January 2, 2016 and January 3, 2015, future minimum sub-lease income to be received under non-cancelable operating leases is $18,622 and $20,289, respectively.

Net Rent Expense

Net rent expense for 2015, 2014 and 2013 was as follows:

	January 2, 2016	January 3, 2015	December 28, 2013
Minimum facility rentals	$471,061	$463,345	$328,581
Contingency facility rentals	303	488	578
Equipment rentals	11,632	8,230	5,333
Vehicle rentals	61,147	53,300	29,100
	544,143	525,363	363,592
Less: Sub-lease income	(7,569)	(9,966)	(5,983)
	$536,574	$515,397	$357,609